Impact of Separation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Impact of Separation
Note 3. Impact of Separation
In connection with the Separation, we issued $2.0 billion aggregate principal amount of senior notes in a private placement, and we also entered into a $750.0 million senior unsecured revolving credit facility and $500.0 million senior unsecured term credit facility. In connection with the Separation, we entered into various agreements with Lilly, including a master separation agreement, a tax matters agreement and a transitional services agreement.
We will continue to have certain ongoing relationships with Lilly as described in Note 15.

Impact of Separation
In connection with the Separation, we issued $2.0 billion aggregate principal amount of senior notes in a private placement, and we also entered into a $750.0 million senior unsecured revolving credit facility and $500.0 million senior unsecured term credit facility. See Note 9 for further information.
In connection with the Separation, we entered into various agreements with Lilly, including a master separation agreement. In connection with the terms of the Separation, there were certain assets and liabilities included in the pre-Separation balance sheet that were retained by Lilly and there were certain assets not included in the pre-Separation balance sheet that were transferred to us. The cumulative adjustment to the historical balance sheet increased net assets and total equity by approximately $99.6 million. The impact on net assets primarily represent the elimination of certain income tax assets and liabilities and the contribution of additional assets.
On February 8, 2019, we filed a Registration Statement on Form S-4 with the SEC in connection with Lilly’s proposed exchange offer, whereby Lilly shareholders can exchange shares of Lilly common stock for shares of our common stock owned by Lilly (exchange offer). Immediately before the commencement of the exchange offer, Lilly owned 293,290,000 shares of our common stock, representing 80.2% of our outstanding common stock. If the exchange offer is not fully subscribed, Lilly intends, from time to time, to complete subsequent exchange offers and/or a pro rata spin-off of its remaining interest in Elanco Parent.